PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Mine Development
Cost	$ 5,129,157	$ 5,041,109
Accumulated Amortization	1,071,530	991,992
Net Book Value	4,057,627	4,049,117
Mining properties
Property, Plant and Mine Development
Cost	1,371,625	1,361,867
Accumulated Amortization	103,268	89,700
Net Book Value	1,268,357	1,272,167
Plant and equipment
Property, Plant and Mine Development
Cost	2,486,339	2,286,887
Accumulated Amortization	718,617	662,394
Net Book Value	1,767,722	1,624,493
Mine development costs
Property, Plant and Mine Development
Cost	1,070,207	1,038,564
Accumulated Amortization	249,645	239,898
Net Book Value	820,562	798,666
Meliadine project
Property, Plant and Mine Development
Cost	200,986	192,413
Net Book Value	200,986	192,413
La India project
Property, Plant and Mine Development
Cost		161,378
Net Book Value		$ 161,378